Other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other current assets
Grant receivables	€ 1,672	€ 446
Supplier credit notes received	15	55
VAT receivables	200	381
Other receivables	2,122	1,126
Total trade and other receivables	4,009	2,008
Deferred charges	638	267
Accrued Income	76	111
Total deferred charges and accrued income	714	378
Total other current assets	4,723	€ 2,386
Deferred Share Issuance Costs.	€ 400